Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Line Items]
Auditor Name	Deloitte & Associés
Auditor Firm ID	1756
Auditor Location	Le Bouscat
PricewaterhouseCoopers
Auditor [Line Items]
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1347
Auditor Location	Lyon